Enforcement of Arbitral Award:	3 Months Ended
Mar. 31, 2024
Enforcement Of Arbitral Award
Enforcement of Arbitral Award:

Note 2. Enforcement of Arbitral Award:

In October 2009 we initiated a claim (the "Brisas Arbitration") under the Additional Facility Rules of the International Centre for the Settlement of Investment Disputes ("ICSID") to obtain compensation for the losses caused by the actions of Venezuela that terminated our previous mining project known as the "Brisas Project." On September 22, 2014, we were granted an Arbitral Award (the "Award") totaling $740.3 million.

In July 2016, we signed the Settlement Agreement, subsequently amended, whereby Venezuela agreed among other things to pay us a total of approximately $1.032 billion which is comprised of $792 million to satisfy the Award (including interest) and $240 million for the purchase of our mining data related to the Brisas Project (the "Mining Data") in a series of payments ending on or before June 15, 2019 (the "Settlement Agreement"). As agreed, the first $240 million received by Gold Reserve from Venezuela has been recognized as proceeds from the sale of the Mining Data. Venezuela has been in breach of the Settlement Agreement since 2018. The Company is pursuing enforcement of the Award through legal proceedings in the United States and Portugal.

To date, the Company has received payments of approximately $254 million pursuant to the Settlement Agreement. Venezuela is in breach of the Settlement Agreement and the Company is pursuing enforcement of the Award in the United States and other jurisdictions (which includes collection efforts). The remaining unpaid amount due from Venezuela pursuant to the Award totals an estimated $1.076 billion (including interest) as of March 31, 2024. In relation to the unpaid amount due from Venezuela, the Company has not recognized an Award receivable or associated liabilities on its financial statements which would include taxes, bonus plan and contingent value right payments, described below, as management has not yet determined that payment from Venezuela is probable. While collection efforts continue, including legal proceedings in the United States and Portugal, the timing and amount of any funds collected under the Award, if any, is not yet probable as at March 31, 2024. This judgment was based on various factors including the Sanctions imposed on Venezuela, the current economic and political instability in Venezuela, the history of non-payment by Venezuela under the terms of the Settlement Agreement. The Award receivable and any associated liabilities will be recognized when, in management’s judgment, it is probable that payment from Venezuela will occur.

The interest rate provided for on any unpaid amounts pursuant to the Award (less legal costs and expenses) is specified as LIBOR plus 2%, compounded annually. With the phase out of LIBOR, the U.S. Congress enacted the Adjustable Interest Rate (LIBOR) Act to establish a process for replacing LIBOR in existing contracts. The U.S. Federal Reserve Board adopted a final rule that implements the Adjustable Interest Rate (LIBOR) Act by identifying benchmark rates based on the Secured Overnight Financing Rate (SOFR) that replaced LIBOR in certain financial contracts after June 30, 2023. Accordingly, effective July 1, 2023, the Company began calculating the interest due on the unpaid amount of the Award using a benchmark replacement rate based on SOFR plus two percent.

We have Contingent Value Rights ("CVRs") outstanding that entitle the holders to an aggregate of 5.466% of certain proceeds from Venezuela associated with the collection of the Award and/or sale of Mining Data or an enterprise sale, as such terms are defined in the CVRs (the "Proceeds"), less amounts for certain specified obligations (as defined in the CVR), as well as a bonus plan as described below. As of March 31, 2024, the total cumulative obligation payable pursuant to the terms of the CVR from the sale of the Mining Data and collection of the Award was approximately $10 million, substantially all of which has been paid to the CVR holders.

We maintain a bonus plan (the "Bonus Plan") which is intended to compensate the participants, including executive officers, employees, directors and consultants for their past and present contributions to the Company. The bonus pool under the Bonus Plan is comprised of the gross proceeds collected or the fair value of any consideration realized less applicable taxes multiplied by 1.28% of the first $200 million and 6.4% thereafter. The bonus pool is determined substantially the same as Net Proceeds for the CVR. As of March 31, 2024, the total cumulative obligation payable pursuant to the terms of the Bonus Plan from the sale of the Mining Data and collection of the Award was approximately $4.4 million, all of which has been paid to the Bonus Plan participants.

Due to U.S. and Canadian Sanctions and the uncertainty of transferring the remaining amounts due from Venezuela to bank accounts outside of Venezuela, management only considers those funds received by the Company into its North American bank accounts as funds available for purposes of the CVR and Bonus Plan cash distributions.

Following receipt, if any, of additional funds pursuant to the Award and after applicable payments to CVR holders and Bonus Plan participants, we expect to distribute to our shareholders a substantial majority of any remaining amounts, subject to applicable regulatory requirements and retaining sufficient reserves for operating expenses, contractual obligations, accounts payable and income taxes, and any obligations arising as a result of the collection of the remaining amount owed by Venezuela.